Net Loss Per Share Attributable to Common Shareholders (Details) - Schedule of computation of basic and diluted net loss per share attributable to common stockholders - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Earnings Per Share [Abstract]
Numerator: Net loss	$ (17,167)	$ (14,285)	$ (32,667)	$ (30,702)	$ (55,373)	$ (47,869)
Denominator: Weighted-average shares used in computing net loss per share attributable to common stockholders	54,838	53,768	54,694	53,772	53,928	53,609
Net loss attributable to common shareholders - basic and diluted	$ (0.31)	$ (0.27)	$ (0.60)	$ (0.57)	$ (1.03)	$ (0.89)